Schedule of unvested restricted stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Unvested beginning balance		3,250,000		4,750,000
Weighted average grant date fair value unvested, beginning balance				$ 0.0001
Number of shares, Granted	1,500,000	4,500,000	6,000,000
Weighted average grant date fair value unvested, ending balance			$ 0.0001	$ 0.0001
Number of shares, Vested			(1,250,000)	(1,500,000)
Weighted average grant date fair value,vested			$ 0.0001	$ 0.0001
Number of shares Unvested ending balance			4,750,000	3,250,000